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January 30, 2019

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Mercer Funds
File Nos. 333-123467; 811-21732

Ladies and Gentlemen:

On behalf of Mercer Funds (the “Trust”), attached for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is post-effective amendment No. 42 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The primary purpose of this filing is to reflect changes to the Funds’ share class arrangements, including: (i) redesignating Class Y-1 shares as Class I shares and redesignating Class S shares as Adviser Class shares; (ii) changing the disclosure to reflect certain changes to the distribution and shareholder administrative services provided to each share class and the fees charged for such services; and (iii) making certain changes to the investor eligibility requirements for each share class.

The Amendment does not reflect any material changes to the Funds’ investment strategies, policies or risks. On this basis, we hereby request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the SEC and its staff of the changes to the Funds’ share class characteristics contained herein, because the additional disclosures set forth in this Amendment are “not substantially different” from the disclosures that the Trust previously filed in: (i) Post-Effective Amendment No. 40 to the Trust’s registration statement on Form N-1A on July 27, 2018, accession number 0000930413-18-002395; and (ii) a subsequent supplement dated December 11, 2018 to reflect the addition of two new subadvisors for the Mercer Global Low Volatility Equity Fund.

The Trust undertakes to make an additional filing of the Registration Statement to respond to any comments with respect to this filing and to add any additional non-material disclosure that may be required in order to complete the Registration Statement.

Should you have any questions regarding this filing, please contact the undersigned at 202.261.3393 or Patrick W.D. Turley at 202.261.3364.

Sincerely,

/s/ Gary E. Brooks

Gary E. Brooks

cc:	Colin J. Dean, Esq.
Caroline Hulme, Esq.